GOODWILL (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Asset impairment charges	$ 0	$ 0
Impairment charges	$ 723,000	$ 723,000